Share capital - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	312,021,375	301,805,677
Share capital and share premium	$ 2,108,620	$ 2,009,884
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	312,021,375	301,805,677
Share capital and share premium	$ 2,108,620	$ 2,009,884